STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 2) (USD $)			12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended							12 Months Ended							12 Months Ended						12 Months Ended		3 Months Ended		3 Months Ended				12 Months Ended														3 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended							12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Oct. 08, 2012	Aug. 13, 2012	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Warrant One [Member]	Dec. 31, 2006 Warrant One [Member]	Jun. 30, 2012 Warrant One [Member]	Dec. 31, 2011 Warrant Two [Member]	Dec. 31, 2007 Warrant Two [Member]	Jun. 30, 2012 Warrant Two [Member]	Dec. 31, 2008 Warrant Three [Member]	Jun. 30, 2012 Warrant Three [Member]	Dec. 31, 2011 Warrant Three [Member]	Dec. 31, 2011 Warrant Three [Member] Minimum [Member]	Dec. 31, 2008 Warrant Three [Member] Minimum [Member]	Dec. 31, 2011 Warrant Three [Member] Maximum [Member]	Dec. 31, 2008 Warrant Three [Member] Maximum [Member]	Dec. 31, 2009 Warrant Four [Member]	Jun. 30, 2012 Warrant Four [Member]	Dec. 31, 2011 Warrant Four [Member]	Dec. 31, 2011 Warrant Four [Member] Minimum [Member]	Dec. 31, 2009 Warrant Four [Member] Minimum [Member]	Dec. 31, 2011 Warrant Four [Member] Maximum [Member]	Dec. 31, 2009 Warrant Four [Member] Maximum [Member]	Dec. 31, 2010 Warrant Five [Member]	Jun. 30, 2012 Warrant Five [Member]	Dec. 31, 2011 Warrant Five [Member]	Dec. 31, 2011 Warrant Five [Member] Minimum [Member]	Dec. 31, 2010 Warrant Five [Member] Minimum [Member]	Dec. 31, 2011 Warrant Five [Member] Maximum [Member]	Dec. 31, 2010 Warrant Five [Member] Maximum [Member]	Dec. 31, 2011 Warrant Six [Member]	Jun. 30, 2012 Warrant Six [Member]	Dec. 31, 2011 Warrant Six [Member] Minimum [Member]	Dec. 31, 2011 Warrant Six [Member] Maximum [Member]	Jun. 30, 2012 Warrant Seven [Member]	Dec. 31, 2011 Warrant Seven [Member]	Jun. 30, 2012 Warrant [Member]		Mar. 31, 2012 Warrant [Member]		Dec. 31, 2011 Warrant [Member]		Dec. 31, 2010 Warrant [Member]		Dec. 31, 2009 Warrant [Member]		Dec. 31, 2008 Warrant [Member]		Dec. 31, 2007 Warrant [Member]		Dec. 31, 2006 Warrant [Member]		Dec. 31, 2005 Warrant [Member]		Jun. 30, 2012 Warrant [Member] Minimum [Member]	Jun. 30, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Stock Options One [Member]	Dec. 31, 2007 Stock Options One [Member]	Jun. 30, 2012 Stock Options One [Member]	Dec. 31, 2011 Stock Options Two [Member]	Dec. 31, 2008 Stock Options Two [Member]	Jun. 30, 2012 Stock Options Two [Member]	Dec. 31, 2008 Stock Options Two [Member] Minimum [Member]	Dec. 31, 2008 Stock Options Two [Member] Maximum [Member]	Dec. 31, 2009 Stock Options Three [Member]	Jun. 30, 2012 Stock Options Three [Member]	Dec. 31, 2011 Stock Options Three [Member]	Dec. 31, 2011 Stock Options Three [Member] Minimum [Member]	Dec. 31, 2009 Stock Options Three [Member] Minimum [Member]	Dec. 31, 2011 Stock Options Three [Member] Maximum [Member]	Dec. 31, 2009 Stock Options Three [Member] Maximum [Member]	Dec. 31, 2010 Stock Options Four [Member]	Jun. 30, 2012 Stock Options Four [Member]	Dec. 31, 2011 Stock Options Four [Member]	Dec. 31, 2011 Stock Options Four [Member] Minimum [Member]	Dec. 31, 2011 Stock Options Four [Member] Maximum [Member]	Dec. 31, 2011 Stock Options Five [Member]	Jun. 30, 2012 Stock Options Five [Member]	Jun. 30, 2012 Stock Options Six [Member]	Dec. 31, 2011 Stock Options Six [Member]	Jun. 30, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]		Dec. 31, 2010 Stock Option [Member]		Dec. 31, 2009 Stock Option [Member]		Dec. 31, 2008 Stock Option [Member]		Dec. 31, 2007 Stock Option [Member]		Dec. 31, 2006 Stock Option [Member]		Mar. 31, 2012 Stock Option [Member]		Dec. 31, 2005 Stock Option [Member]
Issued - Number of Shares								35,913			0		2,971,629							598,207							3,435,662							18,222,243				75,000		2,601,285	[1]	(87,500)	[1]	18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]						5,985			1,243,292				105,000							2,060,000					2,000,618		0			2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Shares	4,263,042	4,263,042					35,913		200,000	71,826		71,826		8,657,746	2,771,629						2,328,572	2,328,572						500,000	500,000					631,429	631,429			1,333,333	5,333,334	27,752,439	[1]	26,321,154	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]			2,926,626		2,543,910	5,985		2,060,000				775,000	1,243,292						30,000	105,000			5,985	5,985		2,383,334	5,414,895 [1]	5,797,611	[2]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	5,797,611	[1]	17,956	[1]
Issued - Average Exercise Price			$ 0.0126	$ 0.102	$ 1.67	$ 0.336	$ 0.02	$ 0.02		$ 0.35	$ 0					$ 0.02	$ 0.02	$ 0.46	$ 0.46				$ 0.13	$ 0.13	$ 0.65	$ 0.65				$ 0.01	$ 0.01	$ 0.65	$ 0.65			$ 0.075	$ 0.25	$ 0.2		$ 0.15	[1]	$ 0.20	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]			$ 0.01	$ 1.67	$ 0	$ 1.67		$ 1.67			$ 0.01	$ 0.35				$ 0.01	$ 0.35	$ 0.35	$ 0.5	$ 0.15			$ 0.35	$ 0.50	$ 0.15		$ 0	$ 0.1	$ 0.01	$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.
[2]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008